Subsequent Events (Detail Textuals) - USD ($)	1 Months Ended								12 Months Ended
	Dec. 20, 2019	Dec. 19, 2019	Nov. 20, 2019	Feb. 28, 2019	Feb. 01, 2019	Jan. 31, 2019	Feb. 16, 2018	Jan. 19, 2018	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2018	Mar. 31, 2017
Subsequent Event [Line Items]
Value of warrants issued									$ 145,200
Par value of common stock issued									$ 0.001	$ 0.001	$ 0.001	$ 0.001
Securities Purchase Agreement | Emerald Health Sciences Inc
Subsequent Event [Line Items]
Common stock issued							15,000,000	15,000,000
Number of warrants issued							20,400,000	20,400,000
Warrant exercise price							$ 0.10	$ 0.10
Term of warrant							5 years
Subsequent Event | Pharmaceuticals International, Inc. Agreement
Subsequent Event [Line Items]
Estimated initial payment for contract						$ 72,500
Subsequent Event | RRD International Agreement
Subsequent Event [Line Items]
Amount of payments due under the contract						78,680
Amount of pass through expenses and consulting fees						$ 22,000
Subsequent Event | 2nd Draw on Multi Draw Credit Facility
Subsequent Event [Line Items]
Value of warrants issued					$ 2,000,000
Number of warrants issued					2,500,000
Warrant exercise price					$ 0.50
Subsequent Event | Noramco Agreement
Subsequent Event [Line Items]
Upfront payment				$ 146,386
Subsequent Event | Independent Contractor Services Agreement | Dr. Avtar Dhillon
Subsequent Event [Line Items]
Monthly fee		$ 10,000
Monthly fee paid each month		5,000
Monthly fee accruing from effective date		$ 5,000
Subsequent Event | Warrant Exercise Agreement | Emerald Health Sciences Inc
Subsequent Event [Line Items]
Number of warrants exercised	40,800,000
Aggregate exercise price of warrants	$ 4,080,000
Remaining balance of credit facility	$ 2,014,500
Subsequent Event | Securities Purchase Agreement
Subsequent Event [Line Items]
Gross offering price for sale of securities			$ 2,000,000
Common stock issued			8,000,000
Par value of common stock issued			$ 0.001
Sale of stock, price per share			$ 0.25
Number of warrants issued			8,000,000
Warrant exercise price			$ 0.35
Term of warrant			5 years